Transactions with Related Parties - Summary of Transactions Outstanding with Related Parties (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated statements of financial position
Gross loans to customers	₸ 7,543,926	₸ 6,042,443
Other assets	183,536	106,094
Due to banks	16,183	24,474
Customer accounts	7,531,286	6,561,950
Other liabilities	254,148	81,896
Profit or loss [abstract]
Net fee revenue	1,598,351	1,275,125	₸ 987,967
Interest revenue	1,579,346	1,082,668	833,516
Other gains/(losses)	18,250	11,229	23,200
Interest expenses and fees	(825,849)	(616,116)	(478,010)
Interest expenses and fees	(908,698)	(616,116)	(478,010)
Transaction expenses	(31,603)	(29,494)	(27,470)
Cost of goods and services	(1,179,141)	(303,858)	(166,356)
Technology & product development	(208,580)	(109,553)	(88,657)
General & administrative expenses	(78,252)	(32,899)	(29,468)
Transactions with Related Parties
Consolidated statements of financial position
Gross loans to customers	333	1,103
Other assets	1,971	1,955
Due to banks	146
Customer accounts	18,474	12,120
Other liabilities	3,352	963
Profit or loss [abstract]
Net fee revenue	4,561	4,378	4,161
Interest revenue	146	202	259
Other gains/(losses)			2
Interest expenses and fees	(957)	(609)	(544)
Transaction expenses	(382)	(153)	(137)
Cost of goods and services	(7,167)	(6,445)	(5,129)
Technology & product development	(429)
General & administrative expenses	(6)
Entities Controlled by the Key Management Personnel of the Group | Transactions with Related Parties
Consolidated statements of financial position
Gross loans to customers	333	1,103
Other assets	1,971	1,955
Due to banks	146
Customer accounts	2,865	2,846
Other liabilities	3,352	963
Profit or loss [abstract]
Net fee revenue	4,416	4,215	4,008
Other gains/(losses)			2
Interest expenses and fees	(53)	(25)	(507)
Transaction expenses	(382)	(153)	(137)
Cost of goods and services	(7,167)	(6,445)	(5,129)
Technology & product development	(429)
General & administrative expenses	(6)
Other Related Parties | Transactions with Related Parties
Consolidated statements of financial position
Customer accounts	36	128
Profit or loss [abstract]
Net fee revenue		1
Interest revenue	146	202	259
Interest expenses and fees	(3)	(2)	(3)
Key Management Personnel of the Group | Transactions with Related Parties
Consolidated statements of financial position
Customer accounts	15,573	9,146
Profit or loss [abstract]
Net fee revenue	145	162	153
Interest expenses and fees	₸ (901)	₸ (582)	₸ (34)